Benefit Plans Benefit Plans - Change in Plan Assets Unobservable Inputs (Details) - Pension Benefits - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	$ 54.1	$ 73.4
Dispositions	(6.1)	(26.2)
Realized and unrealized gain, net	5.3	6.9
Balance, December 31	$ 53.3	$ 54.1